Taxes (Details) - Schedule of unrecognized tax benefit - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Unrecognized Tax Benefit Abstract
Balance at July 1	$ 1,333,608	$ 194,939	$ 128,467
Increase	2,132,154	1,139,596	228,358
Decrease	(267,622)	(47,149)	(157,906)
Foreign currency translation adjustment	(102,586)	46,222	(3,980)
Balance at June 30	$ 3,095,554	$ 1,333,608	$ 194,939